Income Taxes - Disclosure of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ 0	$ 0
Non-capital loss carry forward assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	14,350	17,738
Mineral property acquisition, exploration and development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ (14,350)	$ (17,738)